CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands		Total		Series B Preferred Stock	Series C Preferred Stock	Preferred Stock Series B Preferred Stock	Preferred Stock Series C Preferred Stock	Common Stock	Additional Paid-in Capital		Additional Paid-in Capital Series C Preferred Stock	Accumulated Deficit	Accumulated Deficit Series B Preferred Stock	Accumulated Deficit Series C Preferred Stock	Accumulated Other Comprehensive Income	Revision of Prior Period, Accounting Standards Update, Adjustment	Revision of Prior Period, Accounting Standards Update, Adjustment Accumulated Deficit
Balance (in shares) at Dec. 31, 2018						8,000		112,447
Beginning balance at Dec. 31, 2018		$ 3,416,101				$ 80		$ 1,124	$ 3,626,649			$ (632,040)			$ 420,288
Increase (Decrease) in Stockholders' Equity
Cumulative effect adjustment on adoption of new accounting standard ASU 2016-13		Accounting Standards Update 2016-13 [Member]
Net income/(loss)		$ 378,117										378,117
Issuance of stock, net of expenses (in shares)								786
Issuance of stock, net of expenses		12,325						$ 7	12,318
Repurchase of shares of common stock (in shares)	[1]							(141)
Repurchase of shares of common stock	[1]	(4,118)							(4,118)
Equity based compensation expense		9,230							9,230
Change in accrued dividends attributable to stock-based awards		(345)							(345)
Dividends declared on common stock		(361,033)										(361,033)
Dividends declared on preferred stock		(15,000)										(15,000)
Dividends attributable to dividend equivalents		(1,084)										(1,084)
Change in unrealized losses on securities, net		(24,445)													(24,445)
Derivative hedging instruments fair value changes and amortization, net		(25,796)													(25,796)
Changes in fair value of financing agreements at fair value due to changes in instrument-specific credit risk		0
Balance (in shares) at Dec. 31, 2019						8,000	0	113,092
Ending balance at Dec. 31, 2019		3,383,952				$ 80	$ 0	$ 1,131	3,643,734			(631,040)			370,047	$ (8,326)	$ (8,326)
Increase (Decrease) in Stockholders' Equity
Net income/(loss)		(679,390)										(679,390)
Issuance of stock, net of expenses (in shares)							11,000	3,448
Issuance of stock, net of expenses		7,453			$ 266,052		$ 110	$ 34	7,419		$ 265,942
Repurchase of shares of common stock (in shares)	[1]							(3,611)
Repurchase of shares of common stock		(53,577)	[1]					$ (36)	(53,541)	[1]
Equity based compensation expense		6,715							6,715
Change in accrued dividends attributable to stock-based awards		856							856
Dividends declared on common stock		(56,546)										(56,546)
Dividends declared on preferred stock		(29,796)		$ (15,000)	(14,796)								$ (15,000)	$ (14,796)
Dividends attributable to dividend equivalents		(229)										(229)
Change in unrealized losses on securities, net		(313,115)													(313,115)
Derivative hedging instruments fair value changes and amortization, net		22,675													22,675
Warrants issued and repurchased, net		19,608							19,608
Changes in fair value of financing agreements at fair value due to changes in instrument-specific credit risk		(2,314)													(2,314)
Balance (in shares) at Dec. 31, 2020						8,000	11,000	112,929
Ending balance at Dec. 31, 2020		2,524,802				$ 80	$ 110	$ 1,129	3,851,517			(1,405,327)			77,293
Increase (Decrease) in Stockholders' Equity
Net income/(loss)		328,870										328,870
Issuance of stock, net of expenses (in shares)								288
Issuance of stock, net of expenses		1,832						$ 3	1,829
Repurchase of shares of common stock (in shares)	[1]							(5,079)
Repurchase of shares of common stock	[1]	(86,393)						$ (50)	(86,343)
Equity based compensation expense		9,038							9,038
Change in accrued dividends attributable to stock-based awards		(837)							(559)			(278)
Dividends declared on common stock		(169,275)										(169,275)
Dividends declared on preferred stock		(32,875)		$ (15,000)	$ (17,875)								$ (15,000)	$ (17,875)
Dividends attributable to dividend equivalents		(599)										(599)
Change in unrealized losses on securities, net		(32,774)													(32,774)
Changes in fair value of financing agreements at fair value due to changes in instrument-specific credit risk		1,059													1,059
Balance (in shares) at Dec. 31, 2021						8,000	11,000	108,138
Ending balance at Dec. 31, 2021		$ 2,542,848				$ 80	$ 110	$ 1,082	$ 3,775,482			$ (1,279,484)			$ 45,578

[1]	For the year ended December 31, 2021, includes approximately $799,000 (53,281 shares) surrendered for tax purposes related to equity-based compensation awards. For the year ended December 31, 2020, includes approximately $2.7 million (90,134 shares) surrendered for tax purposes related to equity-based compensation awards. For the year ended December 31, 2019, includes approximately $4.1 million (140,704 shares) surrendered for tax purposes related to equity-based compensation awards.